Commitments (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Payments for rent			$ 18,486	$ 18,129
License expense	$ 38	$ 4,087	$ 76	$ 8,211